PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

4 - PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	June 30,	December 31,
	2014	2013
Laboratory equipment	$1,097,494	$1,082,438
Computer/office equipment and software	90,675	87,563
Furniture, fixtures and office equipment	18,772	18,772
Leasehold improvements	112,507	112,507
	1,319,448	1,301,280
Less - Accumulated depreciation and amortization	(694,921)	(553,392)
	$624,527	$747,888

Depreciation and amortization expense for the six months ended June 30, 2014 and 2013 were $141,529, and $137,395 respectively, and, for the three months ended June 30, 2014 and 2013 were $70,766, and $70,005 respectively.

4 - PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	December 31,
	2013	2012
Laboratory equipment	$1,082,438	$1,035,280
Computer/office equipment and software	87,563	71,672
Furniture, fixtures and office equipment	18,772	18,772
Leasehold improvements	112,507	112,507
	1,301,280	1,238,231
Less - Accumulated depreciation and amortization	(553,392)	(272,666)
	$747,888	$965,565

Depreciation and amortization expense for the years December 31, 2013 and 2012 were $280,725, and $187,721 respectively.